Share-Based Payments	12 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments

Note 35. Share-Based Payments

(a)
Recognized share-based payment expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2023	2022	2021

	US$	US$	US$
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	5,834,686	5,251,572	3,897,638
	5,834,686	5,251,572	3,897,638

(b)
Non‑executive director and employee share option plans

During the 2015 financial year, the Group introduced an ownership‑based compensation scheme for non‑executive directors, executives and senior employees, the Long-Term Incentive Plan (LTIP) and Non‑Executive Directors Share and Option Plan (NED Plan). In accordance with the terms of the plans, as approved by shareholders at the 2014 annual general meeting, eligible non‑executive directors, executives and senior employees with the Group may be granted options to purchase ordinary shares.

Each employee share option converts into one ordinary share of Opthea Limited on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights and are not transferable. Options may be exercised at any time from the date of vesting to the date of their expiry.

The number of options granted is subject to approval by the board and rewards executives and senior employees to the extent of the Group’s and the individual’s achievement judged against both qualitative and quantitative criteria as determined by the board on a case by case basis.

The vesting condition of options granted under the LTIP and NED Plan is continuous service.

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - director FY2019	November 29, 2018	0.150	0.625	November 29, 2022	November 29, 2019
LTIP - employees FY2018	August 23, 2017	0.260	0.920	January 1, 2023	June 30, 2018
LTIP - employees FY2019	April 3, 2019	0.180	0.608	April 3, 2023	April 3, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	January 31, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	November 30, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	September 30, 2024
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2022
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2023
LTIP - employees FY2022	June 6, 2022			June 5, 2032
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2024
LTIP - employees FY2023	November 16, 2022	0.471	0.658	November 16, 2032	November 16, 2025
LTIP - employees FY2023	November 16, 2022	0.672	0.000	November 16, 2032	November 16, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2023
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2024
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2026
NED Plan FY2016	March 7,2016	0.140	0.360	March 7, 2021	June 30, 2016
NED Plan FY2019	November 29, 2018	0.150	0.625	November 29, 2022	November 29, 2019
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2023
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2024
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2022
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2023
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2025

There has been no alteration of the terms and conditions of the above share‑based payment arrangements since the grant date.

(c)
Fair value of share options granted

Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 4 or 5 years.

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2018	0.340	0.920	0.260	66.00%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.480	0.608	0.180	57.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2022	0.955	0.948	0.526	74.78%	4 years	0%	0.25%	Binomial
LTIP - employees FY2022	0.955	nil	0.955	na	10 years	0%	n/a	Binomial
LTIP - employees FY2022	0.901	1.460	0.553	75.00%	6.5 years	0%	3.40%	Binomial
LTIP - employees FY2023	0.672	0.658	0.471	75.00%	6.5 years	0%	3.60%	Binomial
LTIP - employees FY2023	0.672	nil	0.672	75.00%	10 years	0%	3.70%	Binomial
LTIP - employees FY2023	0.643	0.644	0.459	75.00%	7 years	0%	3.30%	Binomial
NED Plan FY2016	0.280	0.360	0.140	65.00%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.190	2.160	1.240	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.190	3.240	1.050	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.560	1.560	0.880	77.01%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.955	0.945	0.526	74.78%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.741	0.755	0.397	75.00%	3.5 years	0%	2.70%	Binomial

Fair value of ADS options granted

Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 4 or 5 years.

ADS Options	Grant date share price US$	Exercise price US$	Fair value per ADS option US$	Expected volatility	ADS Option life	Dividend yield	Risk free interest rate	Model used
LTIP - employee 2022	7.240	7.625	4.970	75.00%	7 years	0%	1.40%	Binomial
LTIP - employee 2022	7.500	7.515	5.228	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.925	6.009	4.116	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.915	6.090	4.171	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.000	7.116	4.953	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.309	7.445	5.175	75.00%	7 years	0%	3.00%	Binomial
LTIP - employee 2022	5.500	5.522	3.886	75.00%	7 years	0%	3.40%	Binomial
LTIP - employee 2023	6.600	6.350	4.718	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2023	4.810	4.850	3.479	75.00%	7 years	0%	4.30%	Binomial
LTIP - employee 2023	4.850	5.170	3.457	75.00%	7 years	0%	4.10%	Binomial
LTIP - employee 2023	4.959	4.929	3.560	75.00%	7 years	0%	3.60%	Binomial
LTIP - employee 2023	5.450	5.238	3.935	75.00%	7 years	0%	3.50%	Binomial
LTIP - employee 2023	5.030	5.150	3.602	75.00%	7 years	0%	3.80%	Binomial
LTIP - employee 2023	3.360	3.545	2.384	75.00%	7 years	0%	3.60%	Binomial

(d)
Movements in share options during the year

The following reconciles the share/rights options outstanding at the beginning and end of the year:

	2023		2022		2021
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	22,988,000	1.16	16,644,000	1.28	18,044,000	0.50
Granted during the year:
To employees and directors under the LTIP and NED Plan	10,050,000	0.58	8,400,000	0.77	7,000,000	2.21
Exercised during the year	(6,613,000)	0.62	(2,056,000)	0.58	(8,400,000)	0.36
Expired during the year	(975,000)	0.61	—	—	—	—
Balance at end of the year	25,450,000	1.04	22,988,000	1.16	16,644,000	1.28
Exercisable at end of year	10,842,234	1.48	12,857,589	0.97	11,394,000	0.86

The share options outstanding at the end of the year had a weighted average exercise price of US $1.04(2022: US$1.16, 2021: US$1.28) and a weighted average remaining contractual life of 555 days (2022: 567 days, 2021: 628 days).

Movements in ADS options during the year

The following reconciles the ADS options outstanding at the beginning and end of the year:

	2023		2022		2021
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$

Balance at beginning of year	925,000	6.75	—	—	—	—
Granted during the year:
To employees and directors under the LTIP and NED Plan	755,000	5.07	925,000	6.75	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	(175,000)	7.62	—	—	—	—
Balance at end of the year	1,505,000	5.81	925,000	6.75	—	—
Exercisable at end of year	250,000	6.70	—	—	—	—